Goodwill and Identifiable Intangible Assets - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Business Employees	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Approximate number of employees	48,000
Increase to goodwill	$ 44	$ 278
Number of business acquisitions	3
Goodwill impairment charge			43
Goodwill impairment charge after income taxes	42
Non-cash impairment charge	43
Goodwill impairment charge per share	$ 0.40
Accumulated goodwill impairment losses	58	58
Electronic Systems [Member]
Goodwill [Line Items]
Accumulated goodwill impairment losses	43	43
Communication Systems [Member]
Goodwill [Line Items]
Accumulated goodwill impairment losses	$ 15	$ 15